UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
200 West Street	Dechert LLP
New York, NY 10282	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2010

Retirement Strategies Portfolios
Retirement Strategy 2010 Portfolio
Retirement Strategy 2015 Portfolio
Retirement Strategy 2020 Portfolio
Retirement Strategy 2030 Portfolio
Retirement Strategy 2040 Portfolio
Retirement Strategy 2050 Portfolio

Goldman Sachs Retirement Strategies Portfolios

■	GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	2
Market Review	4
Portfolio Management Discussion and Performance Summaries	5
Schedules of Investments	20
Financial Statements	26
Notes to Financial Statements	33
Financial Highlights	46
Other Information	58

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Principal Investment Strategies and Risks

The Retirement Strategies Portfolios are expected to invest all of their assets in a combination of affiliated underlying equity and fixed income funds (“Underlying Funds”). Because the Portfolios are subject to the Underlying Fund expenses as well as their own expenses, the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The risk factors to which the Portfolios are subject are proportionate to the amount of assets they allocate to each Underlying Fund. As the Portfolios are further away from their target date, the Portfolios will have a higher allocation to equity investments and will therefore have greater risk exposure to those risks associated with equity investments. As the Portfolios approach their individual target date, their asset allocations will shift so that they invest a greater percentage of their assets in underlying fixed income funds. The Portfolios will then be more susceptible to the risks associated with fixed income investments.

Some of the risk factors associated with many of the underlying equity funds include the volatility of U.S. and non-U.S. equity investments, including Real Estate Investment Trusts (“REITs”); the illiquidity associated with investments in small-capitalization companies; and the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to equities of issuers located in emerging markets. Some of the risk factors associated with many of the underlying fixed income funds include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the credit risk and volatility of high yield bonds; the volatility of investments in commodities; the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to issuers located in emerging markets; and financial risks associated with derivative investments.

Each Portfolio employs an asset allocation strategy designed for investors planning to retire in approximately the calendar year designated in the Portfolio’s name (target date). Approximately five years after a Portfolio’s target date, the Portfolio expects that it will become part of another mutual fund managed by the Investment Adviser, the Goldman Sachs Income Strategies Portfolio, which has a current target allocation of approximately 60% of total assets in fixed income and 40% of total assets in equity. The principal value of a Portfolio is not guaranteed at any time, including at the target date.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Retirement Strategies?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale.

■ Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 110 professionals with significant academic and practitioner experience.

 ■ Goldman Sachs’ Portfolio Management Teams offer expert management of the underlying Goldman Sachs mutual funds in which each Retirement Strategy Portfolio (each, a “Portfolio”) invests. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Retirement Strategy Portfolio represents a diversified global portfolio on the efficient frontier. Aimed at helping investors reach their retirement goals, each Portfolio is designed to invest within a specified equity and fixed income range, becoming more conservative as the Portfolio reaches its target date. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each Portfolio, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.
Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes nine active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Developed equity country selection	Which developed international countries are most attractive?
■ Emerging equity country selection	Which emerging countries are most attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Mutual Fund Portfolio Management Teams
Each Portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

  Enhancements Made to Proprietary Quantitative Model during the Six-Month Period Ended February 28, 2010

To construct the Retirement Strategies Portfolios, the Quantitative Investment Strategies (“QIS”) Team makes active decisions based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, in order to benefit from changing conditions in global capital markets, the QIS Team shifts assets away from the existing allocation (i.e., tilting the Portfolios’ positions in certain asset classes and countries from their strategic, long-term weights). During the semi-annual period ended February 28, 2010, the QIS Team added allocations to fundamental equity funds — the Goldman Sachs Large Cap Value Fund and the Goldman Sachs Strategic Growth Fund. The QIS Team believes these two funds will allow it to leverage insights across fundamental and quantitative investment methodologies and further diversify the Retirement Strategies Portfolios’ active risk. In addition, the QIS Team replaced the Goldman Sachs Emerging Markets Equity Fund as an Underlying Fund with the Goldman Sachs Structured Emerging Markets Equity Fund. This change should help the QIS Team more fully incorporate its tactical views through bottom-up security selection and top-down country selection.

MARKET REVIEW

Goldman Sachs Retirement Strategies Portfolios

Market Review

Overall, global stock and bond markets rallied during the six months ended February 28, 2010 (the “Reporting Period”). Several factors drove the markets higher, including optimism about economic recovery in the U.S. and around the world. In the United States, the Gross Domestic Product (“GDP”) advanced in both the third and fourth calendar quarters of 2009. Credit markets continued to display improved liquidity, while interest rates remained at low levels. Also in the U.S., the Federal Reserve (the “Fed”) began to scale back the support programs it had established to enhance liquidity in the credit markets and raised the discount rate (i.e., the rate the Fed charges to banks for short-term loans). Meanwhile, a falling U.S. dollar boosted commodity stocks and the stocks of companies doing a majority of their business outside the United States.

The U.S. equity market, as represented by the Standard & Poors 500® Index (with dividends reinvested) (“S&P 500® Index”), posted a return of 9.32% during the Reporting Period. Non-U.S. equity markets, as represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index (net of withholding) (“MSCI EAFE Index (Net)”), rose 0.72%. Global fixed income markets experienced significant gains, as investors sought higher yields. In the U.S. bond market, credit spreads — the difference in yields between U.S. corporate bonds and duration-equivalent U.S. Treasury securities — narrowed as almost every sector outperformed U.S. Treasuries.

Regional and Sector Preferences

Equities

■	Regional — During the Reporting Period, the QIS Team was bullish on equities versus fixed income primarily because of their attractive long-term valuations. The QIS Team favored international equities versus U.S. equities until the beginning of 2010 when supportive macroeconomic conditions and strong momentum in U.S. stocks led to a shift in preference for U.S. equities over international equities. The QIS Team was also bullish on emerging market equities over developed market equities because of their persistently high compensation for risk and strong momentum compared to the stocks of developed nations.

The QIS Team implemented its country level views within the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Emerging Markets Equity Fund, which served as two of the Portfolios’ Underlying Funds.

■	Style and Size — Among U.S. equities, the Portfolios were overweighted U.S. value stocks because they appeared inexpensive relative to U.S. growth stocks. Throughout the Reporting Period, the Portfolios maintained an overweight to small-cap equities relative to large-cap equities. The QIS Team believed small-cap stocks provided more attractive compensation for risk and were relatively inexpensive when compared to large-cap stocks. The QIS Team also thought macroeconomic conditions were more supportive for growth in small-cap stocks than in large-cap stocks.

Fixed Income

The QIS Team preferred international fixed income over U.S. fixed income as a result of supportive macroeconomic conditions abroad and less expensive valuations. Within U.S. fixed income, the QIS Team favored U.S. high yield bonds versus investment-grade bonds because of strong short-term momentum and a supportive interest rate environment.

PORTFOLIO RESULTS

Goldman Sachs Retirement Strategies Portfolios

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Retirement Strategies Portfolios’ performance and positioning for the Reporting Period.

Q	How did the Retirement Strategies Portfolios (the “Portfolios”) perform during the Reporting Period?

A	Goldman Sachs Retirement Strategy 2010 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.85%, 6.01%, 6.02% and 5.83%, respectively. This compares to the 4.27% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2015 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.93%, 6.07%, 6.09% and 5.67%, respectively. This compares to the 4.41% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2020 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.81%, 6.12%, 5.98% and 5.72%, respectively. This compares to the 4.53% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2030 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.91%, 6.02%, 5.89% and 5.79%, respectively. This compares to the 4.70% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2040 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.82%, 5.94%, 5.97% and 5.70%, respectively. This compares to the 4.78% cumulative total return of the Portfolio’s blended benchmark which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2050 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.74%, 5.99%, 6.01% and 5.49%, respectively. This compares to the 4.86% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

The components of the Portfolios’ blended benchmarks generated cumulative total returns of 9.32%, 3.19% and 0.72% for the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), respectively, during the same period. The differing returns of the Portfolios’ blended benchmarks reflect the varying percentages of the components comprising each blended benchmark.

Q	What key factors affected the Portfolios’ semi-annual performance?

A	During the Reporting Period, all six Retirement Strategies Portfolios experienced strong positive results. During the fourth quarter of 2009, our quarterly tactical decisions did not impact the Portfolios’ relative performance significantly but the performance of the Underlying Funds detracted from results. From January 1, 2010 through February 28, 2010, the performance of the Underlying Funds enhanced the Portfolios’ relative results and our quarterly tactical decisions contributed positively to the performance of five of the six Portfolios.

PORTFOLIO RESULTS

Q	How did Global Tactical Asset Allocation decisions help or hurt the Portfolios’ performance during the Reporting Period?

A	During the fourth quarter of 2009, our quarterly tactical views had a relatively neutral impact on the Portfolios’ performance. For the final two months of the Reporting Period from January 1, 2010 through February 28, 2010, the implementation of our quarterly tactical views contributed positively to the Goldman Sachs Retirement Strategy 2010 Portfolio, the Goldman Sachs Retirement Strategy 2015 Portfolio, the Goldman Sachs Retirement Strategy 2020 Portfolio, the Goldman Sachs Retirement Strategy 2040 Portfolio and the Goldman Sachs Retirement Strategy 2050 Portfolio. They detracted from the results of the Goldman Sachs Retirement Strategy 2030 Portfolio.

More specifically, during the fourth quarter of 2009, the Portfolios benefited from their overweighted allocation to equities over fixed income. The selloff in risky assets, which began in 2008, increased the risk premium of certain asset classes, including emerging market equities and small-cap equities. These asset classes performed well when investors’ risk appetite returned during 2009. However, as equity prices dropped in early 2010, the Portfolios’ equity position hampered progress and detracted from relative performance between January 1, 2010 and February 28, 2010. For the Reporting Period as a whole, however, the overweight in equities generally contributed to the Portfolios’ positive performance.

Our preference for small-cap stocks versus large-cap stocks provided mixed results. It contributed positively to the Portfolios’ results during the first two months of 2010, but detracted during the fourth quarter 2009. During the Reporting Period, the Portfolios’ overweighted allocation to emerging market equities versus developed market equities contributed to relative performance. The Portfolios’ overweighted position in value equities over growth equities added to results during the first two months of 2010 but detracted during the fourth quarter of 2009.

In fixed income, the Portfolios’ modestly overweighted position in high yield bonds versus investment-grade bonds contributed slightly to performance during the six-month Reporting Period. Our preference for U.S. fixed income versus international fixed income had a neutral impact on semi-annual results.

Q	How did the Portfolios’ Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	Among underlying equity funds, the Goldman Sachs Structured Small Cap Equity Fund and the Goldman Sachs International Real Estate Securities Fund performed best relative to their respective benchmark indices. The Goldman Sachs Structured International Equity Fund underperformed the most relative to its benchmark index.

On the fixed income side, the Goldman Sachs Core Fixed Income Fund and the Goldman Sachs Global Income Fund performed the best relative to their respective benchmark indices. The Goldman Sachs Local Emerging Markets Debt Fund underperformed the most relative to its benchmark index during the Reporting Period.

Q	What tactical changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolios?

A	Although we continued to favor equities over fixed income, we tempered this preference during the Reporting Period. We began the Reporting Period with a bias toward international equities, becoming slightly bullish on U.S. equities toward the end of the Reporting Period. We moderated our strong bullish views on small-cap stocks versus large-cap stocks.

In fixed income, we became progressively more bullish on non-U.S. fixed income versus U.S. fixed income during the Reporting Period.

PORTFOLIO RESULTS

Q	What was the Portfolios’ tactical view and strategy at the end of the Reporting Period?

A	As of February 28, 2010, we held a moderately bullish view on stocks relative to bonds. In the U.S. equity market, the Portfolios were slightly overweight in value stocks relative to growth stocks and small-cap stocks versus large-cap stocks. The Portfolios were modestly overweight emerging market equities relative to developed market equities. We favored international fixed income over U.S. fixed income and high yield bonds over investment-grade fixed income.

FUND BASICS

Retirement Strategy 2010 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.85%
Institutional	6.01
Class IR	6.02
Class R	5.83

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	18.77%	-7.31%	9/5/07
Institutional	25.92	-4.65	9/5/07
Class IR	25.80	-6.61	11/30/07
Class R	25.21	-7.05	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	3.98%
Institutional	0.85	3.58
Class IR	1.00	3.73
Class R	1.50	4.23

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2015 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.93%
Institutional	6.07
Class IR	6.09
Class R	5.67

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	19.62%	-8.84%	9/5/07
Institutional	27.07	-6.26	9/5/07
Class IR	27.12	-8.22	11/30/07
Class R	26.41	-8.70	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	4.07%
Institutional	0.86	3.67
Class IR	1.01	3.82
Class R	1.51	4.32

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2020 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.81%
Institutional	6.12
Class IR	5.98
Class R	5.72

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	20.51%	-10.19%	9/5/07
Institutional	28.06	-7.60	9/5/07
Class IR	27.73	-9.69	11/30/07
Class R	27.20	-10.11	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.27%	3.84%
Institutional	0.87	3.44
Class IR	1.02	3.59
Class R	1.52	4.09

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2030 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.91%
Institutional	6.02
Class IR	5.89
Class R	5.79

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	21.39%	-11.97%	9/5/07
Institutional	29.03	-9.48	9/5/07
Class IR	29.10	-11.56	11/30/07
Class R	28.14	-12.05	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.29%	3.52%
Institutional	0.89	3.12
Class IR	1.04	3.27
Class R	1.54	3.77

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2040 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.82%
Institutional	5.94
Class IR	5.97
Class R	5.70

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	21.97%	-12.57%	9/5/07
Institutional	29.66	-10.08	9/5/07
Class IR	29.49	-12.17	11/30/07
Class R	28.93	-12.60	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	4.27%
Institutional	0.90	3.87
Class IR	1.05	4.02
Class R	1.55	4.52

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2050 Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

September 1, 2009–February 28, 2010	Portfolio Total Return (based on NAV)[1]

Class A	5.74%
Institutional	5.99
Class IR	6.01
Class R	5.49

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	22.39%	-13.02%	9/5/07
Institutional	29.91	-10.56	9/5/07
Class IR	29.79	-12.75	11/30/07
Class R	29.30	-13.16	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	5.22%
Institutional	0.90	4.82
Class IR	1.05	4.97
Class R	1.55	5.47

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.9%

Equity – 60.8%
257,422	Goldman Sachs Structured International Equity Fund – 17.5%	$2,430,065
153,915	Goldman Sachs Structured Large Cap Value Fund – 10.0%	1,388,310
106,520	Goldman Sachs Structured Large Cap Growth Fund – 8.5%	1,174,911
105,815	Goldman Sachs Structured Emerging Markets Equity Fund – 5.6%	781,966
67,928	Goldman Sachs Structured Small Cap Equity Fund – 4.8%	672,490
55,209	Goldman Sachs Large Cap Value Fund – 4.3%	596,262
52,631	Goldman Sachs Strategic Growth Fund – 3.6%	495,253
60,129	Goldman Sachs Structured International Small Cap Fund – 3.0%	414,890
26,954	Goldman Sachs Real Estate Securities Fund – 1.9%	269,271
38,151	Goldman Sachs International Real Estate Securities Fund – 1.6%	214,409

		8,437,827

Fixed Income – 40.1%
193,449	Goldman Sachs Inflation Protected Securities Fund – 15.2%	2,116,333
117,180	Goldman Sachs Global Income Fund – 10.7%	1,484,669
97,565	Goldman Sachs Commodity Strategy Fund – 4.2%	584,414
52,508	Goldman Sachs Core Fixed Income Fund – 3.6%	503,556
61,864	Goldman Sachs High Yield Fund – 3.1%	428,720
19,626	Goldman Sachs Emerging Markets Debt Fund – 1.7%	229,428
25,247	Goldman Sachs Local Emerging Markets Debt Fund – 1.6%	226,217

		5,573,337

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.9%
(Cost $12,759,188)		$14,011,164

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(119,132)

NET ASSETS – 100.0%		$13,892,032

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.3%

Equity – 68.4%
283,817	Goldman Sachs Structured International Equity Fund – 20.7%	$2,679,233
162,460	Goldman Sachs Structured Large Cap Value Fund – 11.3%	1,465,387
114,492	Goldman Sachs Structured Large Cap Growth Fund – 9.8%	1,262,844
105,328	Goldman Sachs Structured Emerging Markets Equity Fund – 6.0%	778,374
67,071	Goldman Sachs Structured Small Cap Equity Fund – 5.2%	664,006
57,600	Goldman Sachs Large Cap Value Fund – 4.8%	622,085
55,965	Goldman Sachs Strategic Growth Fund – 4.1%	526,627
58,727	Goldman Sachs Structured International Small Cap Fund – 3.1%	405,217
24,635	Goldman Sachs Real Estate Securities Fund – 1.9%	246,104
34,769	Goldman Sachs International Real Estate Securities Fund – 1.5%	195,399

		8,845,276

Fixed Income – 31.9%
135,758	Goldman Sachs Inflation Protected Securities Fund – 11.5%	1,485,188
95,814	Goldman Sachs Global Income Fund – 9.4%	1,213,960
96,791	Goldman Sachs Commodity Strategy Fund – 4.5%	579,775
44,097	Goldman Sachs High Yield Fund – 2.3%	305,592
16,468	Goldman Sachs Emerging Markets Debt Fund – 1.5%	192,511
21,184	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	189,806
16,945	Goldman Sachs Core Fixed Income Fund – 1.2%	162,500

		4,129,332

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%
(Cost $12,170,082)		$12,974,608

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(39,184)

NET ASSETS – 100.0%		$12,935,424

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.4%

Equity – 74.9%
380,213	Goldman Sachs Structured International Equity Fund – 23.4%	$3,589,214
211,372	Goldman Sachs Structured Large Cap Value Fund – 12.4%	1,906,575
151,084	Goldman Sachs Structured Large Cap Growth Fund – 10.9%	1,666,453
131,705	Goldman Sachs Structured Emerging Markets Equity Fund – 6.3%	973,299
84,633	Goldman Sachs Structured Small Cap Equity Fund – 5.5%	837,862
75,709	Goldman Sachs Large Cap Value Fund – 5.3%	817,659
74,434	Goldman Sachs Strategic Growth Fund – 4.6%	700,422
69,064	Goldman Sachs Structured International Small Cap Fund – 3.1%	476,538
28,935	Goldman Sachs Real Estate Securities Fund – 1.9%	289,066
41,020	Goldman Sachs International Real Estate Securities Fund – 1.5%	230,535

		11,487,623

Fixed Income – 25.5%
116,463	Goldman Sachs Inflation Protected Securities Fund – 8.3%	1,274,103
80,724	Goldman Sachs Global Income Fund – 6.7%	1,022,776
113,646	Goldman Sachs Commodity Strategy Fund – 4.4%	680,739
51,983	Goldman Sachs High Yield Fund – 2.4%	360,241
19,444	Goldman Sachs Emerging Markets Debt Fund – 1.5%	227,307
25,009	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	224,081
11,815	Goldman Sachs Core Fixed Income Fund – 0.7%	113,305

		3,902,552

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%
(Cost $13,753,821)		$15,390,175

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(56,556)

NET ASSETS – 100.0%		$15,333,619

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.6%

Equity – 84.5%
623,855	Goldman Sachs Structured International Equity Fund – 27.4%	$5,889,194
334,974	Goldman Sachs Structured Large Cap Value Fund – 14.0%	3,021,468
243,058	Goldman Sachs Structured Large Cap Growth Fund – 12.5%	2,680,928
198,777	Goldman Sachs Structured Emerging Markets Equity Fund – 6.8%	1,468,963
120,679	Goldman Sachs Large Cap Value Fund – 6.1%	1,303,333
129,656	Goldman Sachs Structured Small Cap Equity Fund – 6.0%	1,283,591
120,507	Goldman Sachs Strategic Growth Fund – 5.3%	1,133,974
95,656	Goldman Sachs Structured International Small Cap Fund – 3.1%	660,029
40,078	Goldman Sachs Real Estate Securities Fund – 1.8%	400,378
56,635	Goldman Sachs International Real Estate Securities Fund – 1.5%	318,288

		18,160,146

Fixed Income – 16.1%
157,660	Goldman Sachs Commodity Strategy Fund – 4.4%	944,385
73,167	Goldman Sachs Inflation Protected Securities Fund – 3.7%	800,450
46,591	Goldman Sachs Global Income Fund – 2.7%	590,309
72,527	Goldman Sachs High Yield Fund – 2.3%	502,613
26,988	Goldman Sachs Emerging Markets Debt Fund – 1.5%	315,490
34,709	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	310,995

		3,464,242

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.6%
(Cost $19,160,134)		$21,624,388

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(133,722)

NET ASSETS – 100.0%		$21,490,666

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.4%

Equity – 88.2%
420,753	Goldman Sachs Structured International Equity Fund – 28.3%	$3,971,906
228,300	Goldman Sachs Structured Large Cap Value Fund – 14.7%	2,059,264
166,320	Goldman Sachs Structured Large Cap Growth Fund – 13.1%	1,834,515
141,905	Goldman Sachs Structured Emerging Markets Equity Fund – 7.5%	1,048,675
81,379	Goldman Sachs Large Cap Value Fund – 6.3%	878,889
86,768	Goldman Sachs Structured Small Cap Equity Fund – 6.1%	859,000
81,578	Goldman Sachs Strategic Growth Fund – 5.5%	767,653
68,426	Goldman Sachs Structured International Small Cap Fund – 3.4%	472,138
25,926	Goldman Sachs Real Estate Securities Fund – 1.8%	259,000
36,657	Goldman Sachs International Real Estate Securities Fund – 1.5%	206,012

		12,357,052

Fixed Income – 12.2%
99,448	Goldman Sachs Commodity Strategy Fund – 4.2%	595,692
40,946	Goldman Sachs Global Income Fund – 3.7%	518,788
31,702	Goldman Sachs High Yield Fund – 1.6%	219,697
11,861	Goldman Sachs Emerging Markets Debt Fund – 1.0%	138,660
15,204	Goldman Sachs Local Emerging Markets Debt Fund – 1.0%	136,228
8,745	Goldman Sachs Inflation Protected Securities Fund – 0.7%	95,673

		1,704,738

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%
(Cost $12,752,745)		$14,061,790

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(60,027)

NET ASSETS – 100.0%		$14,001,763

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.7%

Equity – 92.5%
323,920	Goldman Sachs Structured International Equity Fund – 29.4%	$3,057,805
178,101	Goldman Sachs Structured Large Cap Value Fund – 15.4%	1,606,477
130,464	Goldman Sachs Structured Large Cap Growth Fund – 13.8%	1,439,032
114,460	Goldman Sachs Structured Emerging Markets Equity Fund – 8.1%	845,856
63,737	Goldman Sachs Large Cap Value Fund – 6.6%	688,357
66,238	Goldman Sachs Structured Small Cap Equity Fund – 6.3%	655,754
64,322	Goldman Sachs Strategic Growth Fund – 5.8%	605,266
55,781	Goldman Sachs Structured International Small Cap Fund – 3.7%	384,888
19,308	Goldman Sachs Real Estate Securities Fund – 1.9%	192,883
27,354	Goldman Sachs International Real Estate Securities Fund – 1.5%	153,730

		9,630,048

Fixed Income – 8.2%
71,170	Goldman Sachs Commodity Strategy Fund – 4.1%	426,307
15,978	Goldman Sachs Global Income Fund – 1.9%	202,439
12,346	Goldman Sachs High Yield Fund – 0.8%	85,558
4,634	Goldman Sachs Emerging Markets Debt Fund – 0.5%	54,174
5,876	Goldman Sachs Local Emerging Markets Debt Fund – 0.5%	52,651
3,392	Goldman Sachs Inflation Protected Securities Fund – 0.4%	37,106

		858,235

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.7%
(Cost $11,438,292)		$10,488,283

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(75,177)

NET ASSETS – 100.0%		$10,413,106

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

Retirement
Strategy 2010
Portfolio

Assets:

Investments in Affiliated Underlying Funds, at value (identified cost $12,759,188, $12,170,082, $13,753,821, $19,160,134, $12,752,745 and $11,438,292, respectively)	$14,011,164
Cash	3,488
Receivables:
Portfolio shares sold	24,566
Reimbursement from investment adviser	23,367
Dividends	8,011
Investment securities sold	—

Total assets	14,070,596

Liabilities:

Due to Custodian	—
Payables:
Portfolio shares redeemed	106,519
Investment securities purchased	8,011
Amounts owed to affiliates	3,679
Accrued expenses	60,355

Total liabilities	178,564

Net Assets:

Paid-in capital	15,997,202
Accumulated undistributed net investment income	23,162
Accumulated net realized loss from investment transactions	(3,380,308)
Net unrealized gain (loss) on investments	1,251,976

NET ASSETS	$13,892,032

Net Assets:
Class A	$7,154,595
Institutional	6,699,869
Class IR	8,576
Class R	28,992

Total Net Assets	$13,892,032

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	904,079
Institutional	842,459
Class IR	1,080
Class R	3,648

Net asset value, offering and redemption price per share:(a)
Class A	$7.91
Institutional	7.95
Class IR	7.94
Class R	7.95

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050 Portfolios is $8.37, $7.95, $7.67, $7.29, $7.08 and $7.04, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$12,974,608	$15,390,175	$21,624,388	$14,061,790	$10,488,283
968	—	—	2,203	2,321

1,889	30,604	29,482	1,762	1,764
21,625	23,748	23,811	22,070	19,751
5,423	5,722	6,733	2,689	1,065
—	—	8,760	—	—

13,004,513	15,450,249	21,693,174	14,090,514	10,513,184

—	19,662	8,767	—	—

1,929	25,161	115,157	22,747	41,545
5,423	5,722	6,733	2,689	1,065
2,996	4,258	7,287	3,897	1,949
58,741	61,827	64,564	59,418	55,519

69,089	116,630	202,508	88,751	100,078

15,399,332	17,689,211	23,616,645	16,682,237	13,496,082
19,741	13,996	5,984	1,243	104,242
(3,288,175)	(4,005,942)	(4,596,217)	(3,990,762)	(2,237,209)
804,526	1,636,354	2,464,254	1,309,045	(950,009)

$12,935,424	$15,333,619	$21,490,666	$14,001,763	$10,413,106

$5,364,331	$8,778,572	$15,661,152	$7,988,128	$2,764,988
7,519,867	6,421,393	5,172,089	5,778,741	7,619,160
8,235	7,952	7,575	7,459	7,348
42,991	125,702	649,850	227,435	21,610

$12,935,424	$15,333,619	$21,490,666	$14,001,763	$10,413,106

714,737	1,210,109	2,274,359	1,194,612	415,989
997,840	881,291	748,364	860,923	1,141,868
1,094	1,092	1,097	1,113	1,102
5,731	17,310	94,341	33,994	3,248

$7.51	$7.25	$6.89	$6.69	$6.65
7.54	7.29	6.91	6.71	6.67
7.53	7.28	6.90	6.70	6.67
7.50	7.26	6.89	6.69	6.65

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

Retirement
Strategy 2010
Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$282,140

Expenses:

Professional fees	32,015
Custody and accounting fees	23,097
Registration fees	20,776
Printing fees	12,765
Management fees	10,621
Distribution and Service fees(a)	7,589
Transfer Agent fees(a)	7,385
Trustee fees	6,342
Other	4,223

Total expenses	124,813

Less — expense reductions	(101,767)

Net expenses	23,046

NET INVESTMENT INCOME	259,094

Realized and unrealized gain (loss) from investment transactions:

Net realized loss from Affiliated Underlying Funds	(667,990)
Net change in unrealized gain on Affiliated Underlying Funds	1,251,820

Net realized and unrealized gain from investment transactions	583,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$842,924

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees		Transfer Agent Fees
Portfolio	Class A	Class R	Class A	Institutional	Class IR	Class R
Retirement Strategy 2010	$7,567	$22	$5,751	$1,618	$8	$8
Retirement Strategy 2015	6,047	70	4,596	1,772	7	27
Retirement Strategy 2020	10,383	186	7,891	1,543	7	71
Retirement Strategy 2030	18,279	1,445	13,893	1,468	7	549
Retirement Strategy 2040	8,968	539	6,815	1,421	7	205
Retirement Strategy 2050	3,254	28	2,473	1,502	7	10

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$276,261	$326,625	$467,511	$292,781	$193,358

32,015	32,015	32,015	32,015	32,015
21,806	23,992	23,773	21,869	19,245
20,755	20,862	21,055	20,818	20,669
12,473	13,694	17,165	13,217	11,377
10,302	12,077	16,911	10,875	7,597
6,117	10,569	19,724	9,507	3,282
6,402	9,512	15,917	8,448	3,992
6,342	6,345	6,351	6,344	6,339
4,243	4,288	5,092	4,297	4,191

120,455	133,354	158,003	127,390	108,707

(100,107)	(104,094)	(109,510)	(101,170)	(95,659)

20,348	29,260	48,493	26,220	13,048

255,913	297,365	419,018	266,561	180,310

(1,521,658)	(1,399,980)	(1,562,453)	(1,891,927)	(853,836)
2,132,348	2,093,706	2,524,950	2,542,449	1,228,422

610,690	693,726	962,497	650,522	374,586

$866,603	$991,091	$1,381,515	$917,083	$554,896

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2010 Portfolio		Retirement Strategy 2015 Portfolio
	For the	For the	For the	For the
	Six Months Ended	Fiscal Year	Six Months Ended	Fiscal Year
	February 28, 2010	Ended	February 28, 2010	Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

From operations:

Net investment income	$259,094	$448,904	$255,913	$403,205
Net realized loss from Affiliated Underlying Funds	(667,990)	(2,507,592)	(1,521,658)	(1,572,043)
Net change in unrealized gain on Affiliated Underlying Funds	1,251,820	1,156,218	2,132,348	89,367

Net increase (decrease) in net assets resulting from operations	842,924	(902,470)	866,603	(1,079,471)

Distributions to shareholders:

From net investment income
Class A Shares	(167,074)	(136,700)	(136,021)	(78,576)
Institutional Shares	(273,641)	(250,425)	(289,800)	(248,801)
Service Shares(a)	—	(206)	—	(185)
Class IR Shares	(255)	(231)	(239)	(210)
Class R Shares	(217)	(187)	(842)	(168)
From net realized gains
Class A Shares	(511)	(43,371)	—	(52,446)
Institutional Shares	(754)	(76,359)	—	(157,190)
Service Shares(a)	—	(77)	—	(145)
Class IR Shares	(1)	(74)	—	(141)
Class R Shares	(1)	(74)	—	(141)

Total distributions to shareholders	(442,454)	(507,704)	(426,902)	(538,003)

From share transactions:

Proceeds from sales of shares	2,757,866	6,567,372	1,766,380	4,130,398
Reinvestment of distributions	440,896	507,704	426,902	538,003
Cost of shares redeemed	(3,118,569)	(3,180,941)	(2,950,238)	(1,421,484)

Net increase (decrease) in net assets resulting from share transactions	80,193	3,894,135	(756,956)	3,246,917

TOTAL INCREASE (DECREASE)	480,663	2,483,961	(317,255)	1,629,443

Net assets:

Beginning of period	13,411,369	10,927,408	13,252,679	11,623,236

End of period	$13,892,032	$13,411,369	$12,935,424	$13,252,679

Accumulated undistributed net investment income	$23,162	$205,255	$19,741	$190,730

(a)	Service Shares liquidated on March 13, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2020 Portfolio		Retirement Strategy 2030 Portfolio		Retirement Strategy 2040 Portfolio
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 28, 2010	Year Ended	February 28, 2010	Year Ended	February 28, 2010	Year Ended
(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

$297,365	$398,308	$419,018	$401,164	$266,561	$293,499
(1,399,980)	(2,384,847)	(1,562,453)	(2,689,221)	(1,891,927)	(1,911,048)
2,093,706	1,105,724	2,524,950	1,715,860	2,542,449	643,898

991,091	(880,815)	1,381,515	(572,197)	917,083	(973,651)

(248,560)	(88,896)	(327,021)	(153,889)	(179,030)	(51,927)
(276,203)	(172,013)	(207,054)	(199,389)	(211,378)	(179,007)
—	(128)	—	(156)	—	(137)
(247)	(154)	(175)	(182)	(193)	(163)
(2,289)	(112)	(12,764)	(141)	(5,401)	(122)

—	(87,087)	—	(127,234)	—	(69,639)
—	(154,511)	—	(154,586)	—	(220,531)
—	(154)	—	(154)	—	(221)
—	(150)	—	(151)	—	(216)
—	(150)	—	(151)	—	(216)

(527,299)	(503,355)	(547,014)	(636,033)	(396,002)	(522,179)

2,878,028	6,711,426	4,592,786	11,072,005	2,880,493	5,735,885
527,299	501,968	547,014	635,905	395,688	522,050
(4,000,043)	(2,479,657)	(5,472,300)	(2,122,547)	(3,750,166)	(1,344,237)

(594,716)	4,733,737	(332,500)	9,585,363	(473,985)	4,913,698

(130,924)	3,349,567	502,001	8,377,133	47,096	3,417,868

15,464,543	12,114,976	20,988,665	12,611,532	13,954,667	10,536,799

$15,333,619	$15,464,543	$21,490,666	$20,988,665	$14,001,763	$13,954,667

$13,996	$243,930	$5,984	$133,980	$1,243	$130,684

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2050 Portfolio
	For the
	Six Months Ended	For the Fiscal
	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009

From operations:

Net investment income	$180,310	$214,965
Net realized loss from Affiliated Underlying Funds	(853,836)	(1,149,054)
Net change in unrealized gain (loss) on Affiliated Underlying Funds	1,228,422	(441,911)

Net increase (decrease) in net assets resulting from operations	554,896	(1,376,000)

Distributions to shareholders:

From net investment income
Class A Shares	(54,568)	(7,972)
Institutional Shares	(172,324)	(104,514)
Service Shares(a)	—	(62)
Class IR Shares	(158)	(90)
Class R Shares	(227)	(49)
From net realized gains
Class A Shares	—	(22,303)
Institutional Shares	—	(257,663)
Service Shares(a)	—	(258)
Class IR Shares	—	(252)
Class R Shares	—	(252)

Total distributions to shareholders	(227,277)	(393,415)

From share transactions:

Proceeds from sales of shares	936,455	1,916,692
Reinvestment of distributions	227,277	393,415
Cost of shares redeemed	(527,264)	(334,501)

Net increase in net assets resulting from share transactions	636,468	1,975,606

TOTAL INCREASE	964,087	206,191

Net assets:

Beginning of period	9,449,019	9,242,828

End of period	$10,413,106	$9,449,019

Accumulated undistributed net investment income	$104,242	$151,209

(a)	Service Shares liquidated on March 13, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements
February 28, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

	Share Classes	Diversified/
Portfolio	Offered	Non-Diversified

All Retirement Strategies Portfolios	A, Institutional, IR and R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class IR and Class R Shares are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor. As of March 13, 2009, the Service Shares of the Portfolios were liquidated.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily all of their assets in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. FASB Financial Accounting Standards Codification — The Financial Accounting Standards Board (“FASB”) implemented its “Financial Accounting Standards Codification” (the “Codification”) as the single source of GAAP. While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance that have been reflected in the Notes to Financial Statements.

B. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

C. Security and Portfolio Share Transactions, and Investment Income — Purchases and sales of the Underlying Funds and Portfolio share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Portfolio share transactions. Realized gains and losses on sales of the Underlying Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared/Paid	Declared/Paid

All Retirement Strategies Portfolios	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Portfolios’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior two years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has voluntarily agreed to waive a portion of its management fee equal to 0.05% of each Portfolio’s average daily net assets. The voluntary management fee waiver may be modified or terminated at any time at the option of GSAM.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly for distribution services and account maintenance services equal to, on an annual basis, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to Class A and Class R Shares, respectively. These fees may then be paid by Goldman Sachs to authorized dealers. With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A front end sales charge. During the six months ended February 28, 2010, Goldman Sachs advised that it retained the following approximate amounts:

Front End
Sales Charge
Portfolio	Class A

Retirement Strategy 2010	$2,000

Retirement Strategy 2015	1,900

Retirement Strategy 2020	2,400

Retirement Strategy 2030	4,600

Retirement Strategy 2040	1,600

Retirement Strategy 2050	400

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent for the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional Shares.

D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expenses limitations for the Portfolios as an annual percentage rate of average daily net assets are 0.014%. These expense limitations may be modified or terminated at any time at the option of GSAM.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2010, these expense reductions, including any fee waivers and Other Expenses reimbursement, were as follows (in thousands):

		Other	Total
	Management	Expenses	Expense
Portfolio	Fee Waiver	Reimbursement	Reductions

Retirement Strategy 2010	$4	$98	$102

Retirement Strategy 2015	3	97	100

Retirement Strategy 2020	4	100	104

Retirement Strategy 2030	6	104	110

Retirement Strategy 2040	4	97	101

Retirement Strategy 2050	3	93	96

As of February 28, 2010, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and		Transfer
Portfolio	Fees	Service Fees		Agent Fees	Total

Retirement Strategy 2010	$1	$2		$1	$4

Retirement Strategy 2015	1	1		1	3

Retirement Strategy 2020	1	2		1	4

Retirement Strategy 2030	2	3		2	7

Retirement Strategy 2040	1	2		1	4

Retirement Strategy 2050	1	—	*	1	2

*	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Line of Credit Facility — The Portfolios participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $340,000,000, for a total of up to $1 billion. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2010, the Portfolios did not have any borrowings under the facility.

F. Other Transactions with Affiliates — As of February 28, 2010, Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of the outstanding shares of the Portfolios as follows:

Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2010	Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

48%	49%	39%	21%	40%	72%

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of February 28, 2010:

	Retirement Strategy 2010			Retirement Strategy 2015			Retirement Strategy 2020
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$8,437,827	$—	$—	$8,845,276	$—	$—	$11,487,623	$—	$—
Fixed Income Underlying Funds	5,573,337	—	—	4,129,332	—	—	3,902,552	—	—

Total	$14,011,164	$—	$—	$12,974,608	$—	$—	$15,390,175	$—	$—

	Retirement Strategy 2030			Retirement Strategy 2040			Retirement Strategy 2050
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$18,160,146	$—	$—	$12,357,052	$—	$—	$9,630,048	$—	$—
Fixed Income Underlying Funds	3,464,242	—	—	1,704,738	—	—	858,235	—	—

Total	$21,624,388	$—	$—	$14,061,790	$—	$—	$10,488,283	$—	$—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended February 28, 2010, were as follows:

Portfolio	Purchases	Sales

Retirement Strategy 2010	$4,932,202	$4,970,795

Retirement Strategy 2015	4,013,161	4,904,907

Retirement Strategy 2020	5,146,470	5,927,754

Retirement Strategy 2030	8,046,791	8,400,173

Retirement Strategy 2040	5,023,127	5,619,474

Retirement Strategy 2050	2,595,172	1,912,942

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

6. TAX INFORMATION

As of the most recent fiscal year end, August 31, 2009, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Capital loss carryforwards expiring 2017[1]	$—	$(37,262)	$(92,140)	$(6,509)	$(60,191)	$(127,377)
Timing differences (Post October losses)	(465,990)	(249,580)	(260,248)	(260,652)	(317,219)	(276,485)

[1]	Expiration occurs on August 31 of the year indicated.
At February 28, 2010, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Tax Cost	$14,999,018	$13,643,566	$16,002,590	$21,922,932	$14,471,641	$12,415,900

Gross unrealized gain	1,259,290	843,133	1,654,794	2,480,208	1,334,922	136,107
Gross unrealized loss	(2,247,144)	(1,512,091)	(2,267,209)	(2,778,752)	(1,744,773)	(2,063,724)

Net unrealized security loss	$(987,854)	$(668,958)	$(612,415)	$(298,544)	$(409,851)	$(1,927,617)

The difference between GAAP-basis and tax-basis unrealized gains/(losses) is attributable primarily to wash sales and differences related to the tax treatment of Underlying Fund investments as of the most recent fiscal year end.

7. OTHER RISKS

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Portfolios’ Shareholder Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Other than the item discussed below, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Legal Proceedings — On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.
Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.
In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Retirement Strategy 2010 Portfolio

	For the Six Months Ended		For the Fiscal Year Ended
	February 28, 2010 (Unaudited)		August 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	338,408	$2,737,362	918,277	$6,566,984
Reinvestment of distributions	21,015	166,028	27,832	180,071
Shares redeemed	(113,845)	(918,527)	(465,204)	(3,172,645)

	245,578	1,984,863	480,905	3,574,410

Institutional Shares
Shares sold	—	—	43	267
Reinvestment of distributions	34,602	274,394	50,352	326,784
Shares redeemed	(268,621)	(2,200,000)	(249)	(1,838)

	(234,019)	(1,925,606)	50,146	325,213

Service Shares(a)
Shares sold	—	—	—	—
Reinvestment of distributions	—	—	43	282
Shares redeemed	—	—	(1,071)	(6,351)

	—	—	(1,028)	(6,069)

Class IR Shares
Shares sold	1	10	5	36
Reinvestment of distributions	33	256	47	305
Shares redeemed	(1)	(10)	(5)	(36)

	33	256	47	305

Class R Shares
Shares sold	2,582	20,494	12	85
Reinvestment of distributions	28	218	40	262
Shares redeemed	(4)	(32)	(10)	(71)

	2,606	20,680	42	276

NET INCREASE (DECREASE)	14,198	$80,193	530,112	$3,894,135

(a)	Service Shares liquidated on March 13, 2009.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio

For the Six Months Ended		For the Fiscal Year Ended		For the Six Months Ended		For the Fiscal Year Ended
February 28, 2010 (Unaudited)		August 31, 2009		February 28, 2010 (Unaudited)		August 31, 2009

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

206,710	$1,575,800	580,677	$3,833,762	335,116	$2,486,139	1,085,783	$6,531,333
18,160	136,021	21,550	131,022	34,284	248,560	30,083	175,983
(98,136)	(750,130)	(210,705)	(1,415,436)	(244,037)	(1,799,881)	(380,143)	(2,363,439)

126,734	961,691	391,522	2,549,348	125,363	934,818	735,723	4,343,877

21,886	160,501	45,633	292,500	43,316	325,000	4,397	23,351
38,537	289,800	66,556	405,991	37,992	276,203	55,390	325,138
(283,497)	(2,200,000)	(1)	(7)	(291,005)	(2,200,000)	(1)	(7)

(223,074)	(1,749,699)	112,188	698,484	(209,697)	(1,598,797)	59,786	348,482

—	—	—	—	—	—	—	—
—	—	54	329	—	—	48	281
—	—	(1,084)	(5,962)	—	—	(1,078)	(5,630)

—	—	(1,030)	(5,633)	—	—	(1,030)	(5,349)

3	25	5	34	3	19	7	45
32	239	57	352	34	247	52	304
(3)	(25)	(5)	(34)	(3)	(19)	(7)	(45)

32	239	57	352	34	247	52	304

3,986	30,054	595	4,102	9,236	66,870	22,587	156,697
113	842	51	309	315	2,289	44	262
(11)	(83)	(7)	(45)	(19)	(143)	(15,859)	(110,536)

4,088	30,813	639	4,366	9,532	69,016	6,772	46,423

(92,220)	$(756,956)	503,376	$3,246,917	(74,768)	$(594,716)	801,303	$4,733,737

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Retirement Strategy 2030 Portfolio

	For the Six Months Ended		For the Fiscal Year Ended
	February 28, 2010 (Unaudited)		August 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	589,133	$4,136,462	1,789,983	$10,235,321
Reinvestment of distributions	47,463	327,021	51,466	281,002
Shares redeemed	(278,859)	(1,963,421)	(364,133)	(2,099,215)

	357,737	2,500,062	1,477,316	8,417,108

Institutional Shares
Shares sold	51,380	360,351	54,315	298,991
Reinvestment of distributions	29,965	207,054	64,710	353,968
Shares redeemed	(485,437)	(3,500,000)	—	—

	(404,092)	(2,932,595)	119,025	652,959

Service Shares(a)
Shares sold	—	—	2	9
Reinvestment of distributions	—	—	57	310
Shares redeemed	—	—	(1,091)	(5,227)

	—	—	(1,032)	(4,908)

Class IR Shares
Shares sold	3	19	7	39
Reinvestment of distributions	25	175	61	333
Shares redeemed	(3)	(19)	(7)	(39)

	25	175	61	333

Class R Shares
Shares sold	13,825	95,954	81,559	537,645
Reinvestment of distributions	1,852	12,764	54	292
Shares redeemed	(1,270)	(8,860)	(2,689)	(18,066)

	14,407	99,858	78,924	519,871

NET INCREASE (DECREASE)	(31,923)	$(332,500)	1,674,294	$9,585,363

(a)	Service Shares liquidated on March 13, 2009.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2040 Portfolio				Retirement Strategy 2050 Portfolio

For the Six Months Ended		For the Fiscal Year Ended		For the Six Months Ended		For the Fiscal Year Ended
February 28, 2010 (Unaudited)		August 31, 2009		February 28, 2010 (Unaudited)		August 31, 2009

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

396,098	$2,704,855	997,186	$5,452,255	126,295	$859,062	351,901	$1,899,632
26,714	178,716	22,956	121,437	8,193	54,568	5,778	30,275
(221,635)	(1,524,013)	(233,922)	(1,327,219)	(77,548)	(527,206)	(58,323)	(327,883)

201,177	1,359,558	786,220	4,246,473	56,940	386,424	299,356	1,602,024

22,802	156,432	17,429	95,318	9,620	63,682	3,290	16,320
31,502	211,378	75,101	399,539	25,797	172,324	68,986	362,177
(317,507)	(2,225,027)	(2,377)	(11,887)	—	—	(255)	(1,607)

(263,203)	(1,857,217)	90,153	482,970	35,417	236,006	72,021	376,890

—	—	—	—	—	—	—	—
—	—	67	357	—	—	61	320
—	—	(1,100)	(5,053)	—	—	(1,095)	(4,928)

—	—	(1,033)	(4,696)	—	—	(1,034)	(4,608)

4	25	7	41	7	47	7	39
29	193	71	379	23	158	66	342
(4)	(25)	(7)	(41)	(7)	(47)	(7)	(39)

29	193	71	379	23	158	66	342

2,824	19,181	29,453	188,271	2,037	13,664	115	701
807	5,401	64	338	35	227	57	301
(160)	(1,101)	(6)	(37)	(2)	(11)	(7)	(44)

3,471	23,481	29,511	188,572	2,070	13,880	165	958

(58,526)	$(473,985)	904,922	$4,913,698	94,450	$636,468	370,574	$1,975,606

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$7.69	$0.13	(d)	$0.32	$0.45	$(0.23)	$— (e)	$(0.23)
2010 - Institutional	7.74	0.16	(d)	0.30	0.46	(0.25)	— (e)	(0.25)
2010 - IR	7.72	0.14	(d)	0.32	0.46	(0.24)	— (e)	(0.24)
2010 - R	7.71	0.12	(d)	0.33	0.45	(0.21)	— (e)	(0.21)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	9.03	0.26	(d)	(1.29)	(1.03)	(0.24)	(0.07)	(0.31)
2009 - Institutional	9.06	0.28	(d)	(1.28)	(1.00)	(0.25)	(0.07)	(0.32)
2009 - IR	9.04	0.27	(d)	(1.28)	(1.01)	(0.24)	(0.07)	(0.31)
2009 - R	9.01	0.24	(d)	(1.28)	(1.04)	(0.19)	(0.07)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.01)	(0.71)	(0.20)	(0.06)	(0.26)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(0.98)	(0.66)	(0.22)	(0.06)	(0.28)
2008 - IR (Commenced November 30, 2007)	10.28	0.32		(1.28)	(0.96)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.28	0.31		(1.31)	(1.00)	(0.21)	(0.06)	(0.27)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Amount is less than $0.005 per share.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.91	5.85%	$7,155	0.55	%(f)	1.99	%(f)	3.25	%(f)	35%
7.95	6.01	6,700	0.15	(f)	1.59	(f)	3.97	(f)	35
7.94	6.02	9	0.30	(f)	1.74	(f)	3.62	(f)	35
7.95	5.83	29	0.80	(f)	2.24	(f)	3.02	(f)	35

7.69	(10.77)	5,065	0.55		3.16		3.91		54
7.74	(10.38)	8,330	0.15		2.76		4.13		54
7.72	(10.59)	8	0.30		2.91		3.97		54
7.71	(10.98)	8	0.80		3.41		3.50		54

9.03	(7.27)	1,604	0.55	(f)	3.54	(f)	2.59	(f)	41
9.06	(6.85)	9,296	0.15	(f)	3.14	(f)	2.74	(f)	41
9.04	(9.58)	9	0.30	(f)	3.29	(f)	2.37	(f)	41
9.01	(9.92)	9	0.80	(f)	3.79	(f)	2.30	(f)	41

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$7.29	$0.13	(d)	$0.30	$0.43	$(0.21)	$—	$(0.21)
2010 - Institutional	7.33	0.15	(d)	0.29	0.44	(0.23)	—	(0.23)
2010 - IR	7.31	0.14	(d)	0.30	0.44	(0.22)	—	(0.22)
2010 - R	7.30	0.12	(d)	0.29	0.41	(0.21)	—	(0.21)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	8.86	0.23	(d)	(1.45)	(1.22)	(0.21)	(0.14)	(0.35)
2009 - Institutional	8.89	0.26	(d)	(1.46)	(1.20)	(0.22)	(0.14)	(0.36)
2009 - IR	8.87	0.25	(d)	(1.46)	(1.21)	(0.21)	(0.14)	(0.35)
2009 - R	8.84	0.21	(d)	(1.44)	(1.23)	(0.17)	(0.14)	(0.31)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.16)	(0.86)	(0.22)	(0.06)	(0.28)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(1.13)	(0.81)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.26	0.31		(1.40)	(1.09)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.26	0.31		(1.44)	(1.13)	(0.23)	(0.06)	(0.29)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.51	5.93%	$5,364	0.55	%(e)	2.01	%(e)	3.32	%(e)	29%
7.54	6.07	7,520	0.15	(e)	1.61	(e)	3.95	(e)	29
7.53	6.09	8	0.30	(e)	1.76	(e)	3.60	(e)	29
7.50	5.67	43	0.80	(e)	2.26	(e)	3.31	(e)	29

7.29	(12.96)	4,287	0.55		3.23		3.58		39
7.33	(12.64)	8,946	0.15		2.83		3.95		39
7.31	(12.85)	8	0.30		2.98		3.81		39
7.30	(13.25)	12	0.80		3.48		3.30		39

8.86	(8.80)	1,741	0.55	(e)	3.57	(e)	2.27	(e)	34
8.89	(8.38)	9,855	0.15	(e)	3.17	(e)	2.60	(e)	34
8.87	(10.90)	9	0.30	(e)	3.32	(e)	2.79	(e)	34
8.84	(11.24)	9	0.80	(e)	3.82	(e)	2.25	(e)	34

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$7.06	$0.12	(d)	$0.29	$0.41	$(0.22)	$—	$(0.22)
2010 - Institutional	7.10	0.15	(d)	0.28	0.43	(0.24)	—	(0.24)
2010 - IR	7.09	0.13	(d)	0.29	0.42	(0.23)	—	(0.23)
2010 - R	7.08	0.11	(d)	0.30	0.41	(0.23)	—	(0.23)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	8.74	0.19	(d)	(1.57)	(1.38)	(0.15)	(0.15)	(0.30)
2009 - Institutional	8.77	0.23	(d)	(1.58)	(1.35)	(0.17)	(0.15)	(0.32)
2009 - IR	8.75	0.22	(d)	(1.58)	(1.36)	(0.15)	(0.15)	(0.30)
2009 - R	8.72	0.13	(d)	(1.51)	(1.38)	(0.11)	(0.15)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.27)	(0.97)	(0.23)	(0.06)	(0.29)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.31		(1.24)	(0.93)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.25	0.31		(1.51)	(1.20)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.25	0.30		(1.53)	(1.23)	(0.24)	(0.06)	(0.30)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.25	5.81%	$8,779	0.55	%(e)	1.85	%(e)	3.36	%(e)	32%
7.29	6.12	6,421	0.15	(e)	1.45	(e)	4.06	(e)	32
7.28	5.98	8	0.30	(e)	1.60	(e)	3.63	(e)	32
7.26	5.72	126	0.80	(e)	2.10	(e)	3.11	(e)	32

7.06	(15.06)	7,658	0.55		3.00		3.04		45
7.10	(14.69)	7,744	0.15		2.60		3.73		45
7.09	(14.80)	8	0.30		2.75		3.58		45
7.08	(15.21)	55	0.80		3.25		1.98		45

8.74	(9.94)	3,049	0.55	(e)	3.47	(e)	2.06	(e)	33
8.77	(9.56)	9,040	0.15	(e)	3.07	(e)	2.48	(e)	33
8.75	(11.97)	9	0.30	(e)	3.22	(e)	2.68	(e)	33
8.72	(12.31)	9	0.80	(e)	3.72	(e)	2.17	(e)	33

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$6.65	$0.12	(d)	$0.27	$0.39	$(0.15)	$—	$(0.15)
2010 - Institutional	6.68	0.15	(d)	0.25	0.40	(0.17)	—	(0.17)
2010 - IR	6.67	0.13	(d)	0.26	0.39	(0.16)	—	(0.16)
2010 - R	6.66	0.11	(d)	0.28	0.39	(0.16)	—	(0.16)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	8.53	0.14	(d)	(1.69)	(1.55)	(0.18)	(0.15)	(0.33)
2009 - Institutional	8.55	0.20	(d)	(1.73)	(1.53)	(0.19)	(0.15)	(0.34)
2009 - IR	8.53	0.20	(d)	(1.73)	(1.53)	(0.18)	(0.15)	(0.33)
2009 - R	8.50	0.02	(d)	(1.57)	(1.55)	(0.14)	(0.15)	(0.29)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.45)	(1.16)	(0.24)	(0.07)	(0.31)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.43)	(1.13)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.22	0.30		(1.67)	(1.37)	(0.25)	(0.07)	(0.32)
2008 - R (Commenced November 30, 2007)	10.22	0.29		(1.69)	(1.40)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$6.89	5.91%	$15,661	0.55	%(e)	1.53	%(e)	3.45	%(e)	36%
6.91	6.02	5,172	0.15	(e)	1.13	(e)	4.29	(e)	36
6.90	5.89	8	0.30	(e)	1.28	(e)	3.64	(e)	36
6.89	5.79	650	0.80	(e)	1.78	(e)	3.12	(e)	36

6.65	(17.33)	12,749	0.55		2.66		2.48		39
6.68	(16.99)	7,700	0.15		2.26		3.48		39
6.67	(17.10)	7	0.30		2.41		3.37		39
6.66	(17.52)	533	0.80		2.91		0.25		39

8.53	(11.97)	3,747	0.55	(e)	3.42	(e)	1.91	(e)	39
8.55	(11.67)	8,838	0.15	(e)	3.02	(e)	2.33	(e)	39
8.53	(13.77)	9	0.30	(e)	3.17	(e)	2.65	(e)	39
8.50	(14.11)	9	0.80	(e)	3.67	(e)	2.14	(e)	39

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$6.48	$0.11	(d)	$0.27	$0.38	$(0.17)	$—	$(0.17)
2010 - Institutional	6.51	0.14	(d)	0.25	0.39	(0.19)	—	(0.19)
2010 - IR	6.49	0.12	(d)	0.27	0.39	(0.18)	—	(0.18)
2010 - R	6.49	0.10	(d)	0.27	0.37	(0.17)	—	(0.17)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	8.45	0.12	(d)	(1.72)	(1.60)	(0.16)	(0.21)	(0.37)
2009 - Institutional	8.47	0.20	(d)	(1.77)	(1.57)	(0.18)	(0.21)	(0.39)
2009 - IR	8.45	0.19	(d)	(1.78)	(1.59)	(0.16)	(0.21)	(0.37)
2009 - R	8.42	0.04	(d)	(1.64)	(1.60)	(0.12)	(0.21)	(0.33)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.52)	(1.23)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.50)	(1.20)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.73)	(1.43)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(d)	Calculated based on the average shares outstanding methodology.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$6.69	5.82%	$7,988	0.55	%(e)	1.95	%(e)	3.33	%(e)	35%
6.71	5.94	5,779	0.15	(e)	1.55	(e)	4.05	(e)	35
6.70	5.97	7	0.30	(e)	1.70	(e)	3.60	(e)	35
6.69	5.70	227	0.80	(e)	2.20	(e)	3.09	(e)	35

6.48	(17.91)	6,435	0.55		3.41		2.24		36
6.51	(17.53)	7,314	0.15		3.01		3.45		36
6.49	(17.77)	7	0.30		3.16		3.31		36
6.49	(18.08)	198	0.80		3.66		0.73		36

8.45	(12.73)	1,751	0.55	(e)	3.64	(e)	1.83	(e)	32
8.47	(12.43)	8,760	0.15	(e)	3.24	(e)	2.26	(e)	32
8.45	(14.43)	9	0.30	(e)	3.39	(e)	2.59	(e)	32
8.42	(14.77)	9	0.80	(e)	3.89	(e)	2.08	(e)	32

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$6.42	$0.11	(d)	$0.26	$0.37	$(0.14)	$—	$(0.14)
2010 - Institutional	6.44	0.12	(d)	0.27	0.39	(0.16)	—	(0.16)
2010 - IR	6.43	0.12	(d)	0.27	0.39	(0.15)	—	(0.15)
2010 - R	6.43	0.08	(d)	0.27	0.35	(0.13)	—	(0.13)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	8.40	0.10	(d)	(1.74)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - Institutional	8.43	0.18	(d)	(1.82)	(1.64)	(0.10)	(0.25)	(0.35)
2009 - IR	8.41	0.17	(d)	(1.81)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - R	8.38	0.14	(d)	(1.79)	(1.65)	(0.05)	(0.25)	(0.30)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.57)	(1.28)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.54)	(1.24)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.29		(1.79)	(1.50)	(0.26)	(0.07)	(0.33)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$6.65	5.74%	$2,765	0.55	%(e)	2.44	%(e)	3.27	%(e)	19%
6.67	5.99	7,619	0.15	(e)	2.04	(e)	3.66	(e)	19
6.67	6.01	7	0.30	(e)	2.19	(e)	3.51	(e)	19
6.65	5.49	22	0.80	(e)	2.69	(e)	2.48	(e)	19

6.42	(18.64)	2,304	0.55		4.38		1.76		28
6.44	(18.51)	7,130	0.15		3.98		3.21		28
6.43	(18.62)	7	0.30		4.13		3.09		28
6.43	(18.93)	8	0.80		4.63		2.54		28

8.40	(13.18)	501	0.55	(e)	3.79	(e)	1.74	(e)	39
8.43	(12.77)	8,716	0.15	(e)	3.39	(e)	2.13	(e)	39
8.41	(14.77)	9	0.30	(e)	3.54	(e)	2.35	(e)	39
8.38	(15.11)	8	0.80	(e)	4.04	(e)	1.87	(e)	39

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2010 (Unaudited)

As a shareholder of Class A, Institutional, Class IR or Class R Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class IR and Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Strategy Portfolio 2010				Retirement Strategy Portfolio 2015				Retirement Strategy Portfolio 2020
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
Class A
Actual	$1,000.00	$1,058.50		$2.81	$1,000.00	$1,059.30		$2.81	$1,000.00	$1,058.10		$2.81
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76

Institutional
Actual	1,000.00	1,060.10		0.77	1,000.00	1,060.70		0.77	1,000.00	1,061.20		0.77
Hypothetical 5% return	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75

Class IR
Actual	1,000.00	1,060.20		1.53	1,000.00	1,060.90		1.53	1,000.00	1,059.80		1.53
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51

Class R
Actual	1,000.00	1,058.30		4.08	1,000.00	1,056.70		4.08	1,000.00	1,057.20		4.08
Hypothetical 5% return	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2010 (Unaudited) (continued)

	Retirement Strategy Portfolio 2030				Retirement Strategy Portfolio 2040				Retirement Strategy Portfolio 2050
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
Class A
Actual	$1,000.00	$1,059.10		$2.81	$1,000.00	$1,058.20		$2.81	$1,000.00	$1,057.40		$2.81
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76

Institutional
Actual	1,000.00	1,060.20		0.77	1,000.00	1,059.40		0.77	1,000.00	1,059.90		0.77
Hypothetical 5% return	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75

Class IR
Actual	1,000.00	1,058.90		1.53	1,000.00	1,059.70		1.53	1,000.00	1,060.10		1.53
Hypothetical 5% return	1,000.00	1,023.31		1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51

Class R
Actual	1,000.00	1,057.90		4.08	1,000.00	1,057.00		4.08	1,000.00	1,054.90		4.08
Hypothetical 5% return	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class IR	Class R

Retirement Strategy 2010	0.55%	0.15%	0.30%	0.80%
Retirement Strategy 2015	0.55	0.15	0.30	0.80
Retirement Strategy 2020	0.55	0.15	0.30	0.80
Retirement Strategy 2030	0.55	0.15	0.30	0.80
Retirement Strategy 2040	0.55	0.15	0.30	0.80
Retirement Strategy 2050	0.55	0.15	0.30	0.80

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $753.4 billion in assets under management as of December 31, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]■ Institutional Liquid Assets Prime
Obligations Portfolio
■ Institutional Liquid Assets
Tax-Exempt Diversified Portfolio
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money
Market Fund
■ Financial Square Prime
Obligations Fund
■ Financial Square Tax-Free
Money Market Fund
■ Financial Square Treasury
Instruments Fund
■ Financial Square Treasury
Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund

Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund

Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund

Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund

■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed
Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and
Premium Fund

■ Structured International Small
Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Structured International Equity
Flex Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity
Portfolios
■ Tax Advantaged Global Equity
Portfolios

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2008 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, May 2009.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from the risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q will become available on the SEC’s Website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Portfolio. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios. A prospectus for the Portfolios containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail — 1-800-526-7384) (institutional — 1-800-621-2550).

Copyright 2010 Goldman, Sachs & Co. All rights reserved. 34780.MF.TMPL RTMTSAR10 / 1K / 03-10

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

/s/ George F. Travers

By: George F. Travers
Chief Financial Officer of
Goldman Sachs Trust

Date: May 7, 2010